Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of net income per unit
Net income per unit for the year ended December 31, 2014 and for the period from the date of the Offering (December 16, 2013) to December 31, 2013 was computed as follows (in thousands, except per unit amounts):

	Year Ended December 31, 2014
		Limited Partners
	General Partner	Common Units	Subordinated Units	Restricted Units	Total
Allocation of net income to determine net income available to limited partners:
Distributions, excluding general partner’s IDRs	$1,110	$27,091	$27,091	$—	$55,292
General partner’s IDRs	194	—	—	—	194
DERs	—	—	—	6	6
Distributions and DERs declared	1,304	27,091	27,091	6	55,492
Undistributed earnings	75	1,857	1,857	—	3,789
Net income available to limited partners – basic	$1,379	28,948	28,948	$6	$59,281
Add: DERs		6	—
Net income available to limited partners – diluted		$28,954	$28,948

Net income per limited partner unit – basic:
Weighted-average units outstanding		28,790	28,790

Net income per limited partner unit – basic		$1.01	$1.01

Net income per limited partner unit – diluted:
Weighted-average units outstanding		28,790	28,790
Common equivalent units for restricted units		1	—
Weighted-average units outstanding – diluted		28,791	28,790

Net income per limited partner unit – diluted		$1.01	$1.01

	December 16, 2013 through December 31, 2013
		Limited Partners
	General Partner	Common Units	Subordinated Units	Total
Allocation of net income to determine net income available to limited partners:
Distributions	$44	$1,065	$1,065	$2,174
Excess distributions over earnings	(3)	(65)	(65)	(133)
Net income available to limited partners – basic and diluted	$41	$1,000	$1,000	$2,041

Net income per limited partner unit – basic and diluted:
Weighted-average units outstanding		28,790	28,790

Net income per limited partner unit – basic and diluted:		$0.03	$0.03